GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Jul. 21, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 1,700
Total current liabilities	1,100
Net (loss) income	6,800
Cash used in operating activities	5,500
Cash and cash equivalents	$ 1,670	$ 600	$ 5,028	$ 10,545	$ 23,352